Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property and equipment, gross	$ 90,273	$ 73,722
Less: accumulated depreciation	(57,845)	(36,169)
Property and equipment, net	32,428	37,553
Office equipment and furniture [Member]
Property and equipment, gross	$ 73,325	57,134
Office equipment and furniture [Member] | Minimum [Member]
Useful life	3 years
Office equipment and furniture [Member] | Maximum [Member]
Useful life	5 years
Software [Member]
Property and equipment, gross	$ 12,093	11,478
Software [Member] | Minimum [Member]
Useful life	1 year
Software [Member] | Maximum [Member]
Useful life	3 years
Leasehold improvement [Member]
Property and equipment, gross	$ 4,855	$ 5,110
Useful life, description	The lesser of remaining lease term or 1 - 2 Years